Average Annual Total Returns - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD Income Fund	Sep. 29, 2023
Fidelity Simplicity RMD Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(11.33%)
Past 5 years	1.60%
Past 10 years	3.91%
Fidelity Simplicity RMD Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.83%)
Past 5 years	0.34%
Past 10 years	2.69%
Fidelity Simplicity RMD Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.39%)
Past 5 years	0.87%
Past 10 years	2.72%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXZND
Average Annual Return:
Past 1 year	(11.04%)
Past 5 years	1.86%
Past 10 years	4.07%